Other Liabilities - Other Long-term Liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Pension obligations		$ 145	$ 165
Other long-term tax liabilities		395	397
Deferred employee compensation and benefits		113	117
Insurance reserves	[1]	146	162
Other		64	79
Other long-term liabilities		$ 863	$ 920

[1]	Obligations related to insurance claims are expected to be satisfied, on average, over the next three years.